Quarterly Holdings Report
for

Strategic Advisers® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

May 31, 2019

SSC-QTLY-0719
1.912894.108

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 6.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
0% 6/15/42 (a)(b)	$7,000,000	$7,194,782
3.4% 5/15/25	455,000	459,765
3.55% 6/1/24 (b)	3,131,000	3,216,483
3.6% 2/17/23	6,860,000	7,036,597
3.8% 2/15/27 (b)	695,000	709,120
3.95% 1/15/25	1,275,000	1,327,557
4.45% 4/1/24	3,622,000	3,864,977
4.5% 5/15/35	1,980,000	1,992,367
4.5% 3/9/48	21,790,000	20,977,706
4.55% 3/9/49	611,000	590,426
4.75% 5/15/46	26,715,000	26,621,726
4.8% 6/15/44	515,000	515,796
5.15% 11/15/46	10,160,000	10,649,267
5.35% 9/1/40	59,000	63,511
6.2% 3/15/40 (b)	2,433,000	2,870,178
6.3% 1/15/38	2,523,000	2,986,751
BellSouth Capital Funding Corp. 7.875% 2/15/30	56,000	69,914
British Telecommunications PLC 9.625% 12/15/30 (c)	575,000	835,477
CenturyLink, Inc. 6.15% 9/15/19	2,129,000	2,134,323
Verizon Communications, Inc.:
3.376% 2/15/25	148,000	151,989
4.016% 12/3/29 (d)	971,000	1,025,974
4.5% 8/10/33	1,310,000	1,416,376
4.522% 9/15/48	561,000	591,164
4.862% 8/21/46	4,163,000	4,587,220
5.012% 4/15/49	3,858,000	4,360,811
		106,250,257
Entertainment - 0.0%
NBCUniversal, Inc.:
4.45% 1/15/43	2,406,000	2,534,939
5.95% 4/1/41	1,495,000	1,864,082
The Walt Disney Co.:
4.75% 9/15/44 (d)	3,270,000	3,846,594
4.95% 10/15/45 (d)	50,000	61,041
5.4% 10/1/43 (d)	515,000	648,214
Viacom, Inc.:
3.875% 4/1/24	1,380,000	1,423,149
5.85% 9/1/43	220,000	245,509
Walt Disney Co.:
1.85% 7/30/26	1,030,000	970,659
2.55% 2/15/22	335,000	336,895
2.75% 8/16/21	200,000	201,700
		12,132,782
Media - 0.4%
CBS Corp. 4.3% 2/15/21	270,000	275,932
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	11,002,000	11,405,519
4.908% 7/23/25	7,565,000	8,004,047
5.375% 4/1/38	450,000	454,500
5.375% 5/1/47	29,049,000	29,117,789
5.75% 4/1/48	14,203,000	14,789,584
6.384% 10/23/35	2,985,000	3,349,008
6.484% 10/23/45	720,000	811,462
Comcast Corp.:
3.6% 3/1/24	1,095,000	1,138,341
3.9% 3/1/38	1,317,000	1,333,927
3.969% 11/1/47	3,958,000	3,921,837
4.6% 8/15/45	5,166,000	5,586,236
4.65% 7/15/42	3,521,000	3,881,611
4.7% 10/15/48	930,000	1,035,077
Discovery Communications LLC:
3.5% 6/15/22	1,105,000	1,127,321
3.95% 6/15/25	710,000	731,584
5% 9/20/37	255,000	254,750
5.3% 5/15/49	150,000	150,015
Fox Corp.:
3.666% 1/25/22 (d)	986,000	1,011,043
4.03% 1/25/24 (d)	1,733,000	1,815,444
4.709% 1/25/29 (d)	2,509,000	2,743,894
5.476% 1/25/39 (d)	2,474,000	2,819,714
5.576% 1/25/49 (d)	1,641,000	1,915,331
Time Warner Cable, Inc.:
4% 9/1/21	16,424,000	16,753,225
5.5% 9/1/41	2,591,000	2,593,190
5.875% 11/15/40	5,543,000	5,735,790
6.55% 5/1/37	8,522,000	9,433,194
7.3% 7/1/38	6,393,000	7,485,284
		139,674,649
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 5% 3/30/20	345,000	352,331
Rogers Communications, Inc. 3% 3/15/23	150,000	151,805
		504,136

TOTAL COMMUNICATION SERVICES		258,561,824

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
Ford Motor Co. 6.375% 2/1/29	2,670,000	2,902,194
General Motors Co. 6.25% 10/2/43	1,780,000	1,801,435
General Motors Financial Co., Inc.:
3.5% 7/10/19	3,787,000	3,790,032
3.7% 5/9/23	11,800,000	11,830,380
4% 1/15/25	1,175,000	1,162,366
4.25% 5/15/23	1,875,000	1,906,276
4.375% 9/25/21	7,321,000	7,500,411
		30,893,094
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	425,000	447,400
President and Fellows of Harvard College:
3.15% 7/15/46	190,000	188,631
3.3% 7/15/56	190,000	189,235
Trustees of Boston University 4.061% 10/1/48	450,000	505,234
University of Southern California 3.841% 10/1/47	705,000	777,490
		2,107,990
Hotels, Restaurants & Leisure - 0.0%
Aramark Services, Inc. 5% 2/1/28 (d)	960,000	949,800
Marriott International, Inc.:
3.125% 6/15/26	1,090,000	1,075,280
3.6% 4/15/24	660,000	675,444
McDonald's Corp.:
3.7% 1/30/26	1,300,000	1,354,454
4.7% 12/9/35	1,385,000	1,508,888
		5,563,866
Household Durables - 0.2%
Lennar Corp.:
4.75% 11/29/27	9,350,000	9,409,373
5% 6/15/27	12,100,000	12,190,750
5.25% 6/1/26	2,920,000	3,011,250
Newell Brands, Inc. 4.2% 4/1/26	515,000	501,782
Toll Brothers Finance Corp.:
4.35% 2/15/28	29,675,000	28,228,344
4.375% 4/15/23	5,000,000	5,086,000
4.875% 3/15/27	6,442,000	6,441,098
5.875% 2/15/22	12,000,000	12,585,000
		77,453,597
Internet & Direct Marketing Retail - 0.0%
Amazon.com, Inc. 2.8% 8/22/24	1,045,000	1,060,398
Multiline Retail - 0.0%
Dollar Tree, Inc. 4.2% 5/15/28	1,395,000	1,409,709
Specialty Retail - 0.0%
AutoZone, Inc. 3.75% 4/18/29	1,200,000	1,218,025
Lowe's Companies, Inc. 4.25% 9/15/44	485,000	474,489
The Home Depot, Inc.:
2.625% 6/1/22	260,000	262,394
3.75% 2/15/24	3,626,000	3,824,484
4.875% 2/15/44	625,000	726,024
5.875% 12/16/36	300,000	386,672
		6,892,088

TOTAL CONSUMER DISCRETIONARY		125,380,742

CONSUMER STAPLES - 0.3%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	12,330,000	12,701,689
4.7% 2/1/36	10,761,000	11,115,609
4.9% 2/1/46	12,306,000	12,644,927
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	6,987,000	6,990,065
5.45% 1/23/39	5,390,000	6,020,786
5.55% 1/23/49	14,627,000	16,601,051
5.8% 1/23/59 (Reg. S)	15,062,000	17,511,045
Constellation Brands, Inc.:
4.4% 11/15/25	480,000	513,000
4.75% 11/15/24	5,595,000	6,074,181
PepsiCo, Inc.:
2.75% 3/5/22	900,000	911,731
3.1% 7/17/22	260,000	266,321
3.6% 3/1/24	1,952,000	2,052,489
4.5% 1/15/20	1,925,000	1,948,559
		95,351,453
Food & Staples Retailing - 0.0%
Kroger Co. 2.65% 10/15/26	345,000	326,869
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,632,000	2,669,160
		2,996,029
Food Products - 0.1%
H.J. Heinz Co.:
3% 6/1/26	1,915,000	1,806,998
4.375% 6/1/46	7,290,000	6,422,362
5% 7/15/35	190,000	189,374
5.2% 7/15/45	3,712,000	3,650,598
H.J. Heinz Finance Co. 7.125% 8/1/39 (d)	4,607,000	5,479,751
The J.M. Smucker Co. 3.5% 3/15/25	310,000	316,115
Tyson Foods, Inc. 3.95% 8/15/24	450,000	470,724
Unilever Capital Corp. 4.25% 2/10/21	375,000	386,576
		18,722,498
Tobacco - 0.0%
Altria Group, Inc.:
2.85% 8/9/22	1,570,000	1,570,383
4% 1/31/24	1,380,000	1,430,928
9.25% 8/6/19	449,000	453,814
BAT Capital Corp.:
3.222% 8/15/24	3,195,000	3,162,813
3.557% 8/15/27	770,000	740,466
Philip Morris International, Inc. 3.875% 8/21/42	530,000	507,620
Reynolds American, Inc. 4% 6/12/22	1,548,000	1,592,318
		9,458,342

TOTAL CONSUMER STAPLES		126,528,322

ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Baker Hughes A Ge Co. LLC 4.08% 12/15/47	145,000	132,588
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,212,000	1,265,391
Halliburton Co.:
4.75% 8/1/43	445,000	452,550
6.7% 9/15/38	170,000	208,340
		2,058,869
Oil, Gas & Consumable Fuels - 1.0%
Alberta Energy Co. Ltd. 8.125% 9/15/30	6,179,000	8,152,011
Amerada Hess Corp.:
7.3% 8/15/31	1,849,000	2,219,390
7.875% 10/1/29	3,089,000	3,825,890
Anadarko Finance Co. 7.5% 5/1/31	8,126,000	10,621,929
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,762,000	1,820,038
5.55% 3/15/26	6,688,000	7,370,148
6.45% 9/15/36	4,200,000	5,040,909
6.6% 3/15/46	6,475,000	8,313,160
6.95% 7/1/24	975,000	1,147,122
Apache Corp.:
3.25% 4/15/22	213,000	214,620
6% 1/15/37	231,000	260,773
Canadian Natural Resources Ltd. 5.85% 2/1/35	2,743,000	3,105,774
Cenovus Energy, Inc.:
4.25% 4/15/27	6,718,000	6,700,549
5.25% 6/15/37	605,000	594,615
Chevron Corp.:
2.355% 12/5/22	840,000	839,109
2.566% 5/16/23	4,322,000	4,336,987
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	4,641,000	4,664,568
4.5% 6/1/25	1,418,000	1,515,270
Concho Resources, Inc.:
4.3% 8/15/28	415,000	438,813
4.875% 10/1/47	185,000	195,318
Conoco, Inc. 6.95% 4/15/29	425,000	553,299
DCP Midstream LLC:
4.75% 9/30/21 (d)	2,017,000	2,037,473
5.35% 3/15/20 (d)	2,258,000	2,283,403
5.85% 5/21/43 (c)(d)	7,892,000	7,319,830
DCP Midstream Operating LP:
3.875% 3/15/23	17,626,000	17,405,675
5.6% 4/1/44	3,773,000	3,518,323
Devon Energy Corp.:
5% 6/15/45	915,000	995,951
5.6% 7/15/41	175,000	202,078
Ecopetrol SA:
4.125% 1/16/25	270,000	271,971
5.875% 5/28/45	200,000	204,730
El Paso Corp. 6.5% 9/15/20	12,030,000	12,596,104
Enable Midstream Partners LP 3.9% 5/15/24 (c)	1,210,000	1,210,331
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,093,883
Enbridge, Inc. 4.25% 12/1/26	1,943,000	2,066,848
Encana Corp. 6.5% 8/15/34	1,165,000	1,394,141
Energy Transfer Partners LP:
4.2% 9/15/23	1,452,000	1,501,089
4.5% 4/15/24	1,723,000	1,801,655
4.75% 1/15/26	225,000	233,970
4.95% 6/15/28	4,954,000	5,226,005
5.25% 4/15/29	2,803,000	3,024,878
5.8% 6/15/38	2,762,000	2,943,654
6% 6/15/48	1,799,000	1,946,743
6.25% 4/15/49	4,674,000	5,220,987
6.625% 10/15/36	900,000	1,015,517
Enterprise Products Operating LP 4.85% 3/15/44	2,500,000	2,657,980
EOG Resources, Inc.:
3.9% 4/1/35	205,000	211,923
4.1% 2/1/21	285,000	292,516
Exxon Mobil Corp.:
2.397% 3/6/22	1,575,000	1,571,378
4.114% 3/1/46	705,000	778,003
Kinder Morgan Energy Partners LP:
4.15% 3/1/22	885,000	916,424
4.15% 2/1/24	300,000	312,166
Kinder Morgan, Inc. 5.55% 6/1/45	3,329,000	3,610,990
Magellan Midstream Partners LP:
4.2% 10/3/47	570,000	558,782
4.25% 9/15/46	65,000	64,339
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	2,990,639
MPLX LP:
4.5% 7/15/23	1,235,000	1,295,997
4.5% 4/15/38	900,000	855,876
4.8% 2/15/29	2,155,000	2,287,791
4.875% 12/1/24	2,489,000	2,664,859
4.875% 6/1/25	625,000	669,051
5.5% 2/15/49	4,516,000	4,773,984
Nakilat, Inc. 6.067% 12/31/33 (d)	666,000	762,570
Noble Energy, Inc.:
4.15% 12/15/21	1,185,000	1,220,459
5.25% 11/15/43	295,000	305,187
6% 3/1/41	360,000	399,664
Occidental Petroleum Corp.:
2.6% 4/15/22	2,105,000	2,087,912
3.125% 2/15/22	472,000	474,527
4.1% 2/1/21	670,000	683,765
ONEOK Partners LP:
3.375% 10/1/22	1,065,000	1,081,013
6.65% 10/1/36	400,000	483,405
ONEOK, Inc. 4.95% 7/13/47	365,000	364,937
Petro-Canada 6.8% 5/15/38	350,000	462,780
Petrobras Global Finance BV 7.25% 3/17/44	34,097,000	36,166,688
Petroleos Mexicanos:
4.25% 1/15/25	1,040,000	979,680
4.625% 9/21/23	7,965,000	7,914,781
4.875% 1/18/24	2,616,000	2,609,198
5.375% 3/13/22	2,525,000	2,595,473
6.375% 2/4/21	2,660,000	2,765,057
6.375% 1/23/45	25,158,000	22,088,095
6.5% 3/13/27	26,920,000	27,099,826
6.5% 6/2/41	59,845,000	54,084,919
6.75% 9/21/47	26,150,000	23,608,220
Phillips 66 Co. 4.875% 11/15/44	305,000	333,084
Phillips 66 Partners LP 3.75% 3/1/28	295,000	292,720
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,550,000	10,716,499
Schlumberger Investment SA 3.65% 12/1/23	210,000	218,385
Shell International Finance BV:
3.25% 5/11/25	1,465,000	1,507,283
4.3% 9/22/19	145,000	145,788
Spectra Energy Partners LP 4.75% 3/15/24	6,000,000	6,427,522
Sunoco Logistics Partner Operations LP:
5.35% 5/15/45	625,000	623,149
5.4% 10/1/47	1,861,000	1,879,339
The Williams Companies, Inc.:
3.7% 1/15/23	2,512,000	2,561,451
4.55% 6/24/24	12,246,000	12,910,958
Total Capital International SA 2.7% 1/25/23	1,375,000	1,381,735
Valero Energy Corp. 4% 4/1/29	820,000	829,237
Western Gas Partners LP:
4.65% 7/1/26	1,249,000	1,252,944
4.75% 8/15/28	1,465,000	1,465,354
5.3% 3/1/48	645,000	594,619
5.375% 6/1/21	4,846,000	4,993,843
Williams Partners LP:
3.6% 3/15/22	660,000	671,268
3.75% 6/15/27	1,385,000	1,402,308
4% 11/15/21	812,000	834,749
4.125% 11/15/20	394,000	400,585
4.3% 3/4/24	2,607,000	2,737,258
4.85% 3/1/48	100,000	100,232
4.9% 1/15/45	470,000	468,502
5.25% 3/15/20	150,000	152,919
		418,098,116

TOTAL ENERGY		420,156,985

FINANCIALS - 2.8%
Banks - 1.5%
Abbey National Treasury Services PLC 2.35% 9/10/19	295,000	294,769
Banco Santander SA 3.848% 4/12/23	800,000	817,652
Bank of America Corp.:
3.004% 12/20/23 (c)	1,802,000	1,813,001
3.3% 1/11/23	5,787,000	5,885,565
3.419% 12/20/28 (c)	11,888,000	11,870,659
3.5% 4/19/26	5,358,000	5,472,636
3.95% 4/21/25	14,568,000	14,924,250
3.97% 3/5/29 (c)	4,130,000	4,273,160
4% 4/1/24	2,115,000	2,217,159
4% 1/22/25	45,375,000	46,859,025
4.1% 7/24/23	13,989,000	14,674,948
4.2% 8/26/24	2,028,000	2,124,060
4.25% 10/22/26	10,727,000	11,178,116
4.45% 3/3/26	2,065,000	2,177,186
Barclays PLC:
2.75% 11/8/19	3,229,000	3,224,421
3.65% 3/16/25	925,000	907,627
3.932% 5/7/25 (c)	200,000	198,843
4.337% 1/10/28	2,595,000	2,595,103
4.375% 1/12/26	1,015,000	1,025,921
4.836% 5/9/28	6,667,000	6,642,958
4.972% 5/16/29 (c)	15,000,000	15,549,950
5.2% 5/12/26	1,701,000	1,739,005
CIT Group, Inc.:
4.75% 2/16/24	2,480,000	2,550,028
5% 8/1/23	7,000,000	7,303,380
6.125% 3/9/28	7,155,000	7,870,500
Citigroup, Inc.:
2.7% 10/27/22	50,590,000	50,457,006
3.2% 10/21/26	2,500,000	2,491,106
3.4% 5/1/26	1,045,000	1,058,251
3.7% 1/12/26	3,440,000	3,547,350
4.05% 7/30/22	1,159,000	1,199,955
4.3% 11/20/26	2,129,000	2,207,960
4.4% 6/10/25	16,178,000	16,943,752
4.45% 9/29/27	3,875,000	4,054,342
4.5% 1/14/22	2,773,000	2,895,623
4.6% 3/9/26	1,810,000	1,911,231
4.75% 5/18/46	10,000,000	10,762,664
5.5% 9/13/25	8,267,000	9,181,102
Citizens Bank NA 2.55% 5/13/21	1,705,000	1,699,810
Citizens Financial Group, Inc.:
4.15% 9/28/22 (d)	3,115,000	3,195,917
4.3% 12/3/25	9,918,000	10,345,165
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	16,672,000	16,974,354
3.8% 9/15/22	10,230,000	10,523,557
3.8% 6/9/23	9,457,000	9,688,955
4.55% 4/17/26	5,384,000	5,706,194
Credit Suisse New York Branch 4.375% 8/5/20	650,000	663,839
Discover Bank 7% 4/15/20	3,143,000	3,253,415
Export-Import Bank of Korea 5.125% 6/29/20	800,000	821,796
Fifth Third Bancorp 8.25% 3/1/38	603,000	865,704
HSBC Holdings PLC:
3.973% 5/22/30 (c)	1,000,000	1,009,974
4.041% 3/13/28 (c)	1,355,000	1,384,779
4.25% 3/14/24	1,872,000	1,934,844
4.583% 6/19/29 (c)	1,300,000	1,381,922
4.875% 1/14/22	4,645,000	4,901,890
Huntington Bancshares, Inc. 7% 12/15/20	404,000	429,839
Intesa Sanpaolo SpA:
5.017% 6/26/24 (d)	27,505,000	26,069,074
5.71% 1/15/26 (d)	7,646,000	7,298,829
Japan Bank International Cooperation 3.25% 7/20/23	400,000	415,101
JPMorgan Chase & Co.:
2.95% 10/1/26	4,205,000	4,164,955
3.3% 4/1/26	1,125,000	1,138,959
3.509% 1/23/29 (c)	605,000	610,975
3.625% 5/13/24	2,860,000	2,969,713
3.797% 7/23/24 (c)	10,889,000	11,254,075
3.875% 9/10/24	10,030,000	10,425,311
3.882% 7/24/38 (c)	6,115,000	6,160,682
3.964% 11/15/48 (c)	1,945,000	1,970,218
4.125% 12/15/26	7,374,000	7,740,310
4.35% 8/15/21	4,947,000	5,132,251
4.625% 5/10/21	1,718,000	1,785,677
Lloyds Bank PLC 3.9% 3/12/24	300,000	305,526
Lloyds Banking Group PLC 4.375% 3/22/28	1,365,000	1,403,072
Peoples United Bank 4% 7/15/24	40,000	41,015
PNC Bank NA 3.25% 6/1/25	1,710,000	1,754,014
PNC Financial Services Group, Inc.:
2.854% 11/9/22	275,000	277,400
3.9% 4/29/24	375,000	391,861
Rabobank Nederland 4.375% 8/4/25	7,713,000	7,985,269
Regions Bank 6.45% 6/26/37	2,533,000	3,148,403
Regions Financial Corp. 3.2% 2/8/21	3,096,000	3,119,131
Royal Bank of Scotland Group PLC:
4.269% 3/22/25 (c)	1,735,000	1,754,070
5.125% 5/28/24	21,274,000	21,889,414
6% 12/19/23	27,105,000	28,922,245
6.1% 6/10/23	29,526,000	31,325,666
6.125% 12/15/22	5,889,000	6,263,280
Santander UK Group Holdings PLC 2.875% 10/16/20	550,000	548,808
Societe Generale 4.25% 4/14/25 (d)	21,901,000	21,968,501
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23	250,000	261,820
SunTrust Banks, Inc.:
2.7% 1/27/22	540,000	541,682
3.3% 5/15/26	965,000	971,507
Synchrony Bank 3% 6/15/22	5,477,000	5,472,477
U.S. Bancorp 2.625% 1/24/22	1,620,000	1,628,144
UniCredit SpA 6.572% 1/14/22 (d)	7,600,000	7,941,274
Wells Fargo & Co.:
2.1% 7/26/21	1,530,000	1,513,794
3% 2/19/25	5,000,000	4,996,230
4.125% 8/15/23	280,000	292,359
4.65% 11/4/44	1,385,000	1,462,792
		598,998,102
Capital Markets - 0.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,847,000	1,948,793
Deutsche Bank AG 4.5% 4/1/25	9,996,000	9,379,591
Deutsche Bank AG New York Branch:
3.3% 11/16/22	10,180,000	9,895,825
5% 2/14/22	14,609,000	14,915,342
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)	12,744,000	12,730,262
3.2% 2/23/23	5,700,000	5,764,454
3.625% 2/20/24	2,205,000	2,261,579
3.75% 5/22/25	3,095,000	3,167,289
3.75% 2/25/26	650,000	663,147
3.85% 7/8/24	1,900,000	1,965,238
4.223% 5/1/29 (c)	1,500,000	1,558,793
6.75% 10/1/37	50,999,000	64,216,661
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,768,000	1,772,572
3.75% 12/1/25	3,162,000	3,325,081
Moody's Corp.:
3.25% 1/15/28	2,897,000	2,899,994
4.875% 2/15/24	2,720,000	2,951,928
Morgan Stanley:
3.125% 1/23/23	7,600,000	7,667,747
3.125% 7/27/26	37,616,000	37,357,670
3.7% 10/23/24	21,259,000	21,992,231
3.75% 2/25/23	3,725,000	3,847,129
3.772% 1/24/29 (c)	150,000	152,861
3.875% 4/29/24	4,200,000	4,382,868
3.875% 1/27/26	1,125,000	1,168,920
4% 7/23/25	3,675,000	3,843,136
4.1% 5/22/23	2,000,000	2,078,669
4.35% 9/8/26	1,520,000	1,591,119
4.431% 1/23/30 (c)	6,039,000	6,486,701
5% 11/24/25	41,781,000	45,527,213
5.75% 1/25/21	4,996,000	5,237,161
The Bank of New York Mellon Corp. 3.4% 5/15/24	750,000	773,755
		281,523,729
Consumer Finance - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	1,949,000	1,960,369
4.125% 7/3/23	5,132,000	5,288,289
4.45% 12/16/21	4,011,000	4,136,299
4.45% 4/3/26	4,282,000	4,369,145
4.5% 5/15/21	1,455,000	1,494,542
4.875% 1/16/24	6,861,000	7,252,018
5% 10/1/21	2,185,000	2,276,874
Capital One Bank U.S.A. NA 3.375% 2/15/23	1,035,000	1,044,184
Capital One Financial Corp. 3.8% 1/31/28	5,513,000	5,511,842
Caterpillar Financial Services Corp. 1.931% 10/1/21	1,605,000	1,584,814
Discover Financial Services:
3.85% 11/21/22	2,293,000	2,366,819
3.95% 11/6/24	2,567,000	2,656,365
4.1% 2/9/27	645,000	652,709
4.5% 1/30/26	6,463,000	6,754,556
5.2% 4/27/22	1,093,000	1,163,385
Ford Motor Credit Co. LLC:
3.664% 9/8/24	1,275,000	1,219,282
5.085% 1/7/21	4,004,000	4,111,761
5.584% 3/18/24	8,575,000	8,928,265
5.596% 1/7/22	8,285,000	8,670,265
John Deere Capital Corp.:
2.65% 6/24/24	615,000	615,521
2.8% 1/27/23	585,000	589,776
2.8% 3/6/23	1,435,000	1,447,683
Synchrony Financial:
3% 8/15/19	728,000	728,069
3.75% 8/15/21	2,016,000	2,048,890
3.95% 12/1/27	8,719,000	8,435,422
4.25% 8/15/24	2,029,000	2,072,518
4.375% 3/19/24	3,130,000	3,217,766
5.15% 3/19/29	9,000,000	9,339,446
		99,936,874
Diversified Financial Services - 0.2%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
3.65% 2/1/26	4,325,000	4,403,905
4.7% 2/1/36	2,765,000	2,856,115
4.9% 2/1/46	145,000	149,488
Arch Capital Finance LLC 4.011% 12/15/26	185,000	196,153
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (d)	2,155,000	2,157,133
3.95% 7/1/24 (d)	2,862,000	2,842,968
4.375% 5/1/26 (d)	2,757,000	2,763,148
5.25% 5/15/24 (d)	2,918,000	3,031,218
AXA Equitable Holdings, Inc. 3.9% 4/20/23	1,273,000	1,318,910
Berkshire Hathaway, Inc.:
2.75% 3/15/23	2,695,000	2,720,801
3.125% 3/15/26	1,615,000	1,642,804
BP Capital Markets America, Inc. 3.245% 5/6/22	2,610,000	2,671,629
Brixmor Operating Partnership LP:
4.125% 6/15/26	2,238,000	2,292,982
4.125% 5/15/29	1,073,000	1,090,933
Broadcom Corp./Broadcom Cayman LP 3.125% 1/15/25	1,260,000	1,198,047
Cigna Corp.:
4.125% 11/15/25 (d)	3,012,000	3,146,251
4.375% 10/15/28 (d)	7,774,000	8,160,269
4.8% 8/15/38 (d)	4,840,000	4,951,819
4.9% 12/15/48 (d)	4,836,000	4,948,700
GE Capital International Funding Co. 4.418% 11/15/35	810,000	770,052
General Electric Capital Corp. 3.45% 5/15/24	920,000	929,853
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (d)	7,000,000	7,338,170
Pine Street Trust I:
4.572% 2/15/29 (d)	7,798,000	8,017,696
5.568% 2/15/49 (d)	7,800,000	8,197,485
Private Export Funding Corp. 3.55% 1/15/24	755,000	804,832
Voya Financial, Inc. 3.125% 7/15/24	3,436,000	3,446,633
		82,047,994
Insurance - 0.1%
ACE INA Holdings, Inc.:
2.7% 3/13/23	1,105,000	1,113,738
3.15% 3/15/25	1,615,000	1,646,493
American International Group, Inc.:
3.75% 7/10/25	1,685,000	1,721,124
4.125% 2/15/24	360,000	378,401
4.5% 7/16/44	1,930,000	1,946,670
4.875% 6/1/22	3,898,000	4,136,859
Aon Corp. 5% 9/30/20	540,000	557,248
CNA Financial Corp. 3.95% 5/15/24	1,400,000	1,454,799
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	4,954,000	5,287,679
5.5% 3/30/20	990,000	1,012,596
Liberty Mutual Group, Inc. 4.569% 2/1/29 (d)	1,847,000	1,968,120
Lincoln National Corp.:
4.35% 3/1/48	165,000	169,791
6.3% 10/9/37	185,000	235,145
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	1,140,000	1,173,295
4.375% 3/15/29	5,432,000	5,834,601
4.75% 3/15/39	2,493,000	2,763,328
4.8% 7/15/21	1,026,000	1,067,553
4.9% 3/15/49	4,960,000	5,596,346
MetLife, Inc. 4.368% 9/15/23 (c)	910,000	975,421
Pricoa Global Funding I 5.375% 5/15/45 (c)	5,278,000	5,383,560
Prudential Financial, Inc.:
4.5% 11/16/21	1,118,000	1,169,281
7.375% 6/15/19	438,000	438,599
Swiss Re Finance Luxembourg SA 5% 4/2/49 (c)(d)	3,200,000	3,308,000
The Chubb Corp. 6% 5/11/37	300,000	395,433
Unum Group:
5.625% 9/15/20	3,216,000	3,339,335
5.75% 8/15/42	2,238,000	2,518,951
		55,592,366

TOTAL FINANCIALS		1,118,099,065

HEALTH CARE - 0.5%
Biotechnology - 0.1%
AbbVie, Inc.:
3.6% 5/14/25	2,980,000	3,037,334
4.25% 11/14/28	1,250,000	1,295,703
4.7% 5/14/45	1,120,000	1,079,456
4.875% 11/14/48	585,000	588,395
Amgen, Inc.:
2.6% 8/19/26	3,525,000	3,397,909
4.5% 3/15/20	1,500,000	1,525,681
Baxalta, Inc. 4% 6/23/25	579,000	607,725
Celgene Corp.:
3.625% 5/15/24	910,000	943,740
5% 8/15/45	510,000	594,028
Gilead Sciences, Inc.:
3.25% 9/1/22	195,000	198,768
3.65% 3/1/26	685,000	710,616
4.4% 12/1/21	1,120,000	1,165,219
4.5% 2/1/45	665,000	691,521
		15,836,095
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories:
2.55% 3/15/22	500,000	500,303
2.9% 11/30/21	1,915,000	1,933,758
3.75% 11/30/26	312,000	329,477
4.9% 11/30/46	1,210,000	1,428,354
Becton, Dickinson & Co.:
3.125% 11/8/21	1,050,000	1,059,022
3.7% 6/6/27	180,000	184,501
3.734% 12/15/24	855,000	881,882
Medtronic, Inc. 3.625% 3/15/24	1,250,000	1,304,385
Stryker Corp.:
3.375% 5/15/24	335,000	345,211
3.375% 11/1/25	305,000	316,441
3.5% 3/15/26	675,000	696,147
Zimmer Biomet Holdings, Inc. 2.7% 4/1/20	465,000	464,431
		9,443,912
Health Care Providers & Services - 0.3%
Ascension Health:
3.945% 11/15/46	465,000	495,248
4.847% 11/15/53	250,000	306,235
Cardinal Health, Inc.:
3.2% 6/15/22	405,000	407,734
4.625% 12/15/20	200,000	205,408
Childrens Hospital Corp. 4.115% 1/1/47	580,000	637,853
Cigna Corp. 3.75% 7/15/23 (d)	6,229,000	6,391,903
Cigna Holding Co.:
3.25% 4/15/25	1,080,000	1,084,499
4% 2/15/22	1,910,000	1,963,906
4.375% 12/15/20	305,000	311,450
Coventry Health Care, Inc. 5.45% 6/15/21	2,329,000	2,438,915
CVS Health Corp.:
3.875% 7/20/25	2,703,000	2,770,836
4.1% 3/25/25	29,063,000	30,085,729
4.3% 3/25/28	16,214,000	16,708,442
4.78% 3/25/38	7,828,000	7,800,758
5.05% 3/25/48	11,538,000	11,728,029
5.125% 7/20/45	125,000	127,344
5.3% 12/5/43	265,000	277,406
Duke University Health System, Inc. 3.92% 6/1/47	635,000	676,007
Elanco Animal Health, Inc.:
3.912% 8/27/21 (d)	1,274,000	1,300,446
4.272% 8/28/23 (d)	4,020,000	4,220,190
4.9% 8/28/28 (d)	1,693,000	1,835,470
Express Scripts Holding Co. 4.5% 2/25/26	670,000	710,859
Hackensack Meridian Health 4.5% 7/1/57	385,000	443,891
HCA Holdings, Inc.:
4.75% 5/1/23	205,000	215,920
5.875% 3/15/22	250,000	267,384
6.5% 2/15/20	3,683,000	3,770,016
Kaiser Foundation Hospitals 4.15% 5/1/47	1,465,000	1,617,344
Laboratory Corp. of America Holdings:
3.25% 9/1/24	395,000	398,147
4.7% 2/1/45	830,000	843,504
Medco Health Solutions, Inc. 4.125% 9/15/20	1,049,000	1,067,973
Memorial Sloan-Kettring Cancer Center:
4.2% 7/1/55	140,000	160,312
5% 7/1/42	225,000	281,160
New York & Presbyterian Hospital:
4.024% 8/1/45	550,000	591,998
4.063% 8/1/56	540,000	580,929
NYU Hospitals Center 4.368% 7/1/47	810,000	902,841
Providence St. Joseph Health Obligated Group 2.746% 10/1/26	780,000	763,827
Quest Diagnostics, Inc.:
4.7% 3/30/45	100,000	103,447
5.75% 1/30/40	68,000	75,162
Sutter Health 4.091% 8/15/48	2,640,000	2,838,532
The Johns Hopkins Health System Corp. 3.837% 5/15/46	400,000	422,234
Toledo Hospital:
5.325% 11/15/28	2,792,000	3,004,646
6.015% 11/15/48	11,573,000	13,155,382
UnitedHealth Group, Inc.:
4.25% 4/15/47	470,000	499,525
4.25% 6/15/48	875,000	933,441
4.7% 2/15/21	240,000	247,651
6.875% 2/15/38	700,000	980,722
WellPoint, Inc.:
3.125% 5/15/22	2,620,000	2,649,439
3.3% 1/15/23	6,475,000	6,574,326
		135,874,420
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
3.15% 1/15/23	365,000	370,569
4.15% 2/1/24	570,000	603,961
		974,530
Pharmaceuticals - 0.1%
Actavis Funding SCS:
3.85% 6/15/24	560,000	569,580
4.55% 3/15/35	400,000	388,191
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)	5,924,000	6,092,471
Bristol-Myers Squibb Co. 4.25% 10/26/49 (d)	1,295,000	1,369,216
GlaxoSmithKline Capital PLC 2.85% 5/8/22	710,000	716,871
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23	1,425,000	1,437,382
Johnson & Johnson:
2.45% 3/1/26	45,000	44,377
3.625% 3/3/37	1,585,000	1,622,770
Merck & Co., Inc.:
2.4% 9/15/22	2,875,000	2,885,000
3.4% 3/7/29	1,525,000	1,580,859
Mylan NV:
2.5% 6/7/19	2,315,000	2,314,846
3.15% 6/15/21	6,494,000	6,461,474
3.95% 6/15/26	2,804,000	2,636,157
5.2% 4/15/48	1,345,000	1,208,705
Novartis Capital Corp.:
2.4% 9/21/22	4,195,000	4,191,019
4.4% 5/6/44	1,125,000	1,270,023
Perrigo Finance PLC 3.5% 12/15/21	400,000	396,007
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	2,190,000	2,155,514
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	3,911,000	3,608,680
Wyeth LLC 6.45% 2/1/24	3,255,000	3,821,947
Zoetis, Inc.:
3% 9/12/27	340,000	334,248
3.25% 2/1/23	5,975,000	6,067,412
		51,172,749

TOTAL HEALTH CARE		213,301,706

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
General Dynamics Corp.:
2.25% 11/15/22	1,500,000	1,495,123
3.5% 5/15/25	1,905,000	1,999,568
Lockheed Martin Corp.:
2.9% 3/1/25	3,040,000	3,044,408
3.8% 3/1/45	485,000	471,469
4.25% 11/15/19	1,400,000	1,410,119
Northrop Grumman Corp. 4.75% 6/1/43	820,000	917,977
Rockwell Collins, Inc. 3.5% 3/15/27	1,225,000	1,237,547
The Boeing Co.:
3.1% 5/1/26	1,695,000	1,720,188
4.875% 2/15/20	650,000	660,437
United Technologies Corp.:
2.8% 5/4/24	2,742,000	2,742,003
4.125% 11/16/28	490,000	519,753
		16,218,592
Air Freight & Logistics - 0.0%
FedEx Corp. 3.3% 3/15/27	280,000	281,447
United Parcel Service, Inc.:
2.05% 4/1/21	150,000	149,300
3.125% 1/15/21	210,000	212,519
		643,266
Airlines - 0.0%
American Airelines 2014-1 Class A Pass-Through Trust Equipment Trust Certificate 3.7% 10/1/26	248,134	253,583
American Airlines, Inc. equipment trust certificate 3.2% 6/15/28	485,730	480,484
Continental Airlines, Inc. 4.15% 4/11/24	775,156	800,737
Delta Air Lines, Inc. 3.4% 4/19/21	1,105,000	1,115,872
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	119,751	130,948
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 8/15/25	159,401	168,241
		2,949,865
Building Products - 0.0%
Fortune Brands Home & Security, Inc. 3% 6/15/20	425,000	425,658
Johnson Controls International PLC 4.95% 7/2/64	197,000	191,264
Masco Corp. 4.45% 4/1/25	1,610,000	1,686,048
		2,302,970
Commercial Services & Supplies - 0.0%
Cintas Corp. No. 2 3.7% 4/1/27	1,135,000	1,187,062
Waste Management, Inc.:
2.9% 9/15/22	375,000	379,406
3.45% 6/15/29	840,000	852,684
WMX Technologies, Inc. 4.6% 3/1/21	345,000	354,873
		2,774,025
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22	115,000	116,120
Fortive Corp. 3.15% 6/15/26	275,000	272,398
General Electric Capital Corp. 3.15% 9/7/22	1,386,000	1,394,087
		1,782,605
Industrial Conglomerates - 0.0%
Covidien International Finance SA 3.2% 6/15/22	865,000	884,066
General Electric Co. 2.7% 10/9/22	1,170,000	1,157,518
		2,041,584
Machinery - 0.0%
Caterpillar, Inc. 2.6% 6/26/22	675,000	678,640
Westinghouse Air Brake Co. 4.95% 9/15/28	430,000	449,179
Xylem, Inc.:
3.25% 11/1/26	225,000	225,288
4.875% 10/1/21	525,000	549,746
		1,902,853
Professional Services - 0.0%
IHS Markit Ltd. 4.125% 8/1/23	365,000	378,374
Road & Rail - 0.0%
Burlington Northern Santa Fe LLC 4.1% 6/1/21	950,000	978,332
Canadian National Railway Co. 2.85% 12/15/21	600,000	605,278
CSX Corp.:
3.4% 8/1/24	600,000	622,141
6.15% 5/1/37	1,500,000	1,875,088
Union Pacific Corp.:
3.6% 9/15/37	640,000	625,918
4% 2/1/21	943,000	964,753
4.3% 6/15/42	325,000	340,032
		6,011,542
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3% 9/15/23	800,000	794,100
3.375% 6/1/21	2,750,000	2,776,081
3.75% 2/1/22	4,752,000	4,847,300
3.875% 4/1/21	2,900,000	2,950,536
4.25% 2/1/24	7,846,000	8,151,038
4.25% 9/15/24	3,212,000	3,344,637
4.75% 3/1/20	3,227,000	3,271,790
		26,135,482
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (c)	755,000	807,850

TOTAL INDUSTRIALS		63,949,008

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
1.85% 9/20/21	725,000	715,723
2.9% 3/4/21	150,000	151,142
3% 6/15/22	310,000	315,053
		1,181,918
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (d)	6,100,000	6,484,845
6.02% 6/15/26 (d)	2,112,000	2,274,253
		8,759,098
IT Services - 0.0%
Fiserv, Inc. 3.85% 6/1/25	1,695,000	1,763,890
IBM Corp. 3.625% 2/12/24	3,565,000	3,688,455
MasterCard, Inc. 3.375% 4/1/24	870,000	905,599
		6,357,944
Software - 0.0%
CA Technologies, Inc. 3.6% 8/1/20	555,000	557,148
Microsoft Corp.:
2.875% 2/6/24	3,890,000	3,975,200
3.7% 8/8/46	1,275,000	1,325,937
4.1% 2/6/37	1,930,000	2,134,815
Oracle Corp.:
1.9% 9/15/21	570,000	562,824
2.5% 10/15/22	1,855,000	1,854,051
2.65% 7/15/26	2,595,000	2,551,203
2.95% 5/15/25	2,085,000	2,099,905
4.125% 5/15/45	1,595,000	1,636,080
		16,697,163
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.:
2.4% 5/3/23	2,090,000	2,086,516
2.85% 5/11/24	4,220,000	4,273,437
3.25% 2/23/26	5,665,000	5,804,129
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (c)	5,700,000	5,971,393
		18,135,475

TOTAL INFORMATION TECHNOLOGY		51,131,598

MATERIALS - 0.1%
Chemicals - 0.0%
DowDuPont, Inc. 4.493% 11/15/25	2,750,000	2,956,567
Eastman Chemical Co. 4.65% 10/15/44	485,000	476,346
Ecolab, Inc. 4.35% 12/8/21	245,000	256,479
LYB International Finance II BV 3.5% 3/2/27	130,000	126,328
LyondellBasell Industries NV:
5.75% 4/15/24	1,730,000	1,914,890
6% 11/15/21	1,919,000	2,048,963
Nutrien Ltd.:
4.2% 4/1/29	839,000	873,196
4.9% 6/1/43	825,000	858,551
5% 4/1/49	1,461,000	1,518,716
5.25% 1/15/45	180,000	190,900
Sherwin-Williams Co. 4.5% 6/1/47	210,000	208,221
The Dow Chemical Co.:
3% 11/15/22	650,000	655,562
3.625% 5/15/26 (d)	1,480,000	1,494,128
4.125% 11/15/21	1,350,000	1,392,886
4.25% 11/15/20	324,000	330,148
		15,301,881
Containers & Packaging - 0.0%
International Paper Co.:
4.75% 2/15/22	882,000	927,988
5% 9/15/35	405,000	429,052
5.15% 5/15/46	116,000	120,794
Rock-Tenn Co. 4.9% 3/1/22	185,000	195,012
		1,672,846
Metals & Mining - 0.1%
Anglo American Capital PLC:
4.125% 4/15/21 (d)	6,803,000	6,914,909
4.125% 9/27/22 (d)	1,333,000	1,369,924
Barrick North America Finance LLC 5.75% 5/1/43	330,000	380,801
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (c)(d)	1,979,000	2,049,255
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (d)	2,033,000	2,067,571
4.5% 8/1/47 (d)	1,715,000	1,795,065
Rio Tinto Finance (U.S.A.) Ltd. 3.75% 6/15/25	1,215,000	1,286,199
Southern Copper Corp. 5.875% 4/23/45	455,000	501,792
		16,365,516

TOTAL MATERIALS		33,340,243

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	801,000	800,915
4.6% 4/1/22	855,000	899,673
American Campus Communities Operating Partnership LP 3.75% 4/15/23	813,000	832,627
Boston Properties, Inc.:
3.85% 2/1/23	1,175,000	1,218,625
4.5% 12/1/28	5,210,000	5,658,286
Camden Property Trust:
2.95% 12/15/22	954,000	962,450
4.25% 1/15/24	2,838,000	3,006,647
Corporate Office Properties LP 5% 7/1/25	3,453,000	3,654,872
DDR Corp.:
3.625% 2/1/25	2,396,000	2,389,276
4.25% 2/1/26	5,582,000	5,716,979
4.625% 7/15/22	1,600,000	1,659,860
Duke Realty LP:
3.25% 6/30/26	805,000	806,595
3.625% 4/15/23	1,382,000	1,420,885
3.875% 10/15/22	2,108,000	2,179,164
4.375% 6/15/22	1,237,000	1,295,333
Equity One, Inc. 3.75% 11/15/22	3,200,000	3,303,630
Government Properties Income Trust 3.75% 8/15/19	4,010,000	4,013,315
Highwoods/Forsyth LP 3.2% 6/15/21	2,263,000	2,272,162
Hudson Pacific Properties LP 4.65% 4/1/29	1,910,000	2,013,202
Lexington Corporate Properties Trust 4.4% 6/15/24	1,319,000	1,345,802
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,644,000	6,862,593
4.5% 1/15/25	2,793,000	2,888,423
4.5% 4/1/27	1,500,000	1,544,053
4.75% 1/15/28	7,569,000	7,878,581
4.95% 4/1/24	1,152,000	1,210,084
5.25% 1/15/26	5,841,000	6,232,198
Realty Income Corp. 3% 1/15/27	585,000	578,838
Retail Opportunity Investments Partnership LP:
4% 12/15/24	877,000	864,174
5% 12/15/23	626,000	646,953
Simon Property Group LP:
3.25% 11/30/26	870,000	883,227
3.375% 10/1/24	1,870,000	1,925,642
3.5% 9/1/25	55,000	56,606
3.75% 2/1/24	275,000	286,396
Store Capital Corp. 4.625% 3/15/29	2,475,000	2,591,993
Ventas Realty LP:
3.125% 6/15/23	1,414,000	1,434,796
3.85% 4/1/27	1,050,000	1,075,259
4% 3/1/28	2,712,000	2,797,342
4.125% 1/15/26	1,628,000	1,700,057
Weingarten Realty Investors 3.375% 10/15/22	472,000	477,689
WP Carey, Inc.:
4% 2/1/25	5,544,000	5,646,716
4.6% 4/1/24	7,436,000	7,860,489
		100,892,407
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,006,000	4,141,628
3.95% 11/15/27	5,608,000	5,656,698
4.1% 10/1/24	3,830,000	3,957,792
CBRE Group, Inc. 4.875% 3/1/26	12,670,000	13,559,434
Digital Realty Trust LP 3.95% 7/1/22	3,488,000	3,616,434
Essex Portfolio LP 3.875% 5/1/24	2,685,000	2,790,052
Liberty Property LP:
3.25% 10/1/26	2,158,000	2,128,028
3.375% 6/15/23	4,307,000	4,378,347
4.125% 6/15/22	1,061,000	1,100,195
4.75% 10/1/20	2,674,000	2,735,177
Mack-Cali Realty LP:
3.15% 5/15/23	3,436,000	3,167,393
4.5% 4/18/22	644,000	630,494
Mid-America Apartments LP 4% 11/15/25	1,296,000	1,355,396
Post Apartment Homes LP 3.375% 12/1/22	1,800,000	1,828,732
Tanger Properties LP:
3.125% 9/1/26	3,497,000	3,281,776
3.75% 12/1/24	3,352,000	3,347,098
3.875% 12/1/23	1,492,000	1,510,421
3.875% 7/15/27	9,533,000	9,388,585
		68,573,680

TOTAL REAL ESTATE		169,466,087

UTILITIES - 0.3%
Electric Utilities - 0.2%
AEP Transmission Co. LLC 4% 12/1/46	100,000	103,818
Alabama Power Co.:
3.75% 3/1/45	850,000	859,297
3.85% 12/1/42	250,000	254,189
4.1% 1/15/42	225,000	229,683
Appalachian Power Co. 3.3% 6/1/27	605,000	615,843
Arizona Public Service Co. 3.75% 5/15/46	390,000	385,139
Baltimore Gas & Electric Co. 3.35% 7/1/23	470,000	483,816
CenterPoint Energy Houston Electric LLC:
2.25% 8/1/22	530,000	527,360
4.25% 2/1/49	285,000	314,836
Commonwealth Edison Co.:
3.65% 6/15/46	765,000	759,623
3.7% 3/1/45	315,000	311,809
3.75% 8/15/47	250,000	253,235
4.6% 8/15/43	1,045,000	1,172,893
Dominion Energy South Carolina:
5.1% 6/1/65	370,000	452,728
5.45% 2/1/41	35,000	42,420
Duke Energy Carolinas LLC:
2.95% 12/1/26	1,270,000	1,275,317
4.25% 12/15/41	1,250,000	1,338,630
6.1% 6/1/37	775,000	1,023,795
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	8,875,000	9,454,447
6.4% 9/15/20 (d)	4,858,000	5,068,628
Entergy Corp. 5.125% 9/15/20	545,000	557,793
Entergy Louisiana LLC:
2.4% 10/1/26	870,000	835,356
4% 3/15/33	445,000	483,916
4.05% 9/1/23	880,000	931,192
Exelon Corp. 3.497% 6/1/22 (c)	835,000	850,323
FirstEnergy Corp.:
4.25% 3/15/23	12,580,000	13,186,003
7.375% 11/15/31	10,940,000	14,691,451
Florida Power & Light Co. 2.75% 6/1/23	1,200,000	1,214,415
Fortis, Inc. 3.055% 10/4/26	301,000	293,616
Hydro-Quebec 8.05% 7/7/24	1,455,000	1,838,829
IPALCO Enterprises, Inc.:
3.45% 7/15/20	8,163,000	8,210,437
3.7% 9/1/24	2,644,000	2,700,791
LG&E and KU Energy LLC 3.75% 11/15/20	686,000	695,170
Louisville Gas & Electric Co. 5.125% 11/15/40	245,000	295,604
MidAmerican Energy Co.:
3.65% 8/1/48	620,000	618,790
3.95% 8/1/47	775,000	808,229
NextEra Energy Capital Holdings, Inc. 3.15% 4/1/24	2,655,000	2,686,813
Northern States Power Co. 6.25% 6/1/36	370,000	491,847
Ohio Power Co. 4% 6/1/49	555,000	564,241
PacifiCorp:
5.25% 6/15/35	1,375,000	1,640,903
5.75% 4/1/37	900,000	1,146,328
PPL Capital Funding, Inc. 4.2% 6/15/22	495,000	514,548
PPL Electric Utilities Corp. 6.25% 5/15/39	250,000	332,432
Progress Energy, Inc. 4.875% 12/1/19	450,000	454,851
Public Service Co. of Colorado 2.5% 3/15/23	645,000	641,046
Public Service Electric & Gas Co.:
2.25% 9/15/26	295,000	282,713
3.2% 5/15/29	785,000	802,071
3.6% 12/1/47	260,000	261,544
3.65% 9/1/42	125,000	124,785
Puget Sound Energy, Inc. 5.764% 7/15/40	285,000	352,828
Southern California Edison Co.:
3.6% 2/1/45	1,735,000	1,571,602
4% 4/1/47	715,000	690,378
Southwestern Electric Power Co. 3.85% 2/1/48	660,000	641,991
Virginia Electric & Power Co. 6% 5/15/37	1,375,000	1,734,745
Wisconsin Power & Light Co. 4.1% 10/15/44	240,000	247,987
		88,323,074
Gas Utilities - 0.0%
AGL Capital Corp.:
3.5% 9/15/21	1,030,000	1,046,824
4.4% 6/1/43	290,000	302,905
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	542,014
		1,891,743
Independent Power and Renewable Electricity Producers - 0.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	11,495,000	12,242,175
Emera U.S. Finance LP:
2.15% 6/15/19	1,324,000	1,323,577
2.7% 6/15/21	1,304,000	1,299,590
3.55% 6/15/26	795,000	799,610
Exelon Generation Co. LLC 2.95% 1/15/20	120,000	120,122
PSEG Power LLC 3% 6/15/21	1,075,000	1,081,281
		16,866,355
Multi-Utilities - 0.1%
Ameren Illinois Co. 4.5% 3/15/49	600,000	691,149
Consolidated Edison Co. of New York, Inc. 4.3% 12/1/56	300,000	313,645
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.901% 9/30/66 (c)(e)	6,307,000	5,802,440
3 month U.S. LIBOR + 2.825% 5.4168% 6/30/66 (c)(e)	924,000	868,560
NiSource Finance Corp.:
4.8% 2/15/44	305,000	325,988
5.95% 6/15/41	640,000	773,009
NorthWestern Energy Corp. 4.176% 11/15/44	260,000	277,638
Puget Energy, Inc.:
3.65% 5/15/25	624,000	631,085
5.625% 7/15/22	4,555,000	4,872,983
6% 9/1/21	4,353,000	4,640,367
6.5% 12/15/20	1,405,000	1,482,377
San Diego Gas & Electric Co.:
3.6% 9/1/23	1,025,000	1,047,581
3.75% 6/1/47	585,000	556,637
Sempra Energy 4% 2/1/48	390,000	363,461
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.6305% 5/15/67 (c)(e)	1,012,000	845,526
		23,492,446

TOTAL UTILITIES		130,573,618

TOTAL NONCONVERTIBLE BONDS
(Cost $2,637,704,357)		2,710,489,198

U.S. Government and Government Agency Obligations - 7.4%
U.S. Government Agency Obligations - 0.1%
Fannie Mae:
1.875% 9/24/26	$575,000	$563,546
2% 10/5/22	1,130,000	1,131,924
2.25% 4/12/22	1,350,000	1,360,403
2.375% 1/19/23	455,000	461,352
2.5% 2/5/24	665,000	680,546
2.875% 10/30/20	765,000	773,825
2.875% 9/12/23	670,000	694,173
6.25% 5/15/29	520,000	697,348
6.625% 11/15/30	670,000	949,075
Federal Home Loan Bank:
2.625% 10/1/20	165,000	166,229
3% 10/12/21	2,320,000	2,376,278
3.25% 11/16/28	1,815,000	1,951,798
Freddie Mac:
1.5% 1/17/20	1,965,000	1,954,612
2.375% 2/16/21	2,785,000	2,801,651
Tennessee Valley Authority:
2.25% 3/15/20	3,130,000	3,127,916
2.875% 2/1/27	1,320,000	1,368,370
5.25% 9/15/39	150,000	199,643
7.125% 5/1/30	460,000	658,665

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		21,917,354

U.S. Treasury Obligations - 7.3%
U.S. Treasury Bonds:
2.75% 8/15/47	12,240,000	12,668,400
2.875% 8/15/45	17,715,000	18,781,360
2.875% 11/15/46	7,015,000	7,443,299
3% 11/15/44	505,000	547,136
3% 5/15/45	49,521,000	53,724,482
3% 2/15/49	3,335,000	3,630,981
3.625% 8/15/43	30,250,000	36,196,016
3.75% 11/15/43	2,285,000	2,787,968
6.25% 8/15/23	19,670,000	23,089,968
6.875% 8/15/25	8,445,000	10,829,393
7.25% 8/15/22	7,335,000	8,545,562
U.S. Treasury Notes:
1.125% 2/28/21	4,280,000	4,216,469
1.375% 8/31/20	21,575,000	21,375,263
1.375% 4/30/21	20,690,000	20,463,703
1.375% 5/31/21	35,805,000	35,402,194
1.625% 7/31/20	34,375,000	34,156,128
1.625% 4/30/23	2,855,000	2,823,550
1.75% 9/30/22	14,045,000	13,978,067
1.875% 4/30/22	43,305,000	43,271,168
1.875% 9/30/22	9,303,000	9,298,639
2% 11/30/20	48,865,000	48,836,368
2% 2/15/25	23,205,000	23,230,380
2% 11/15/26	192,301,000	191,670,012
2.125% 9/30/21	48,800,000	49,024,938
2.125% 5/15/22	9,685,000	9,750,828
2.125% 6/30/22	13,575,000	13,668,858
2.125% 7/31/24	108,991,000	109,931,899
2.125% 5/15/25	28,670,000	28,880,545
2.125% 5/31/26	5,050,000	5,076,039
2.25% 4/30/21	4,085,000	4,107,340
2.25% 4/30/24	151,965,000	154,232,603
2.25% 2/15/27	17,910,000	18,154,863
2.25% 11/15/27	54,500,000	55,140,801
2.375% 4/30/26	4,870,000	4,980,526
2.375% 5/15/27	87,359,000	89,327,990
2.375% 5/15/29	5,165,000	5,275,160
2.5% 3/31/23	322,416,000	329,418,473
2.625% 11/15/20	47,515,000	47,901,059
2.625% 12/31/23	270,530,000	278,698,737
2.625% 3/31/25	109,290,000	113,149,303
2.75% 6/30/25	336,603,000	351,105,857
2.875% 11/15/21	16,885,000	17,269,530
2.875% 11/30/25	522,754,000	550,076,062
3.125% 11/15/28	105,800,000	114,764,070

TOTAL U.S. TREASURY OBLIGATIONS		2,976,901,987

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,900,569,837)		2,998,819,341

U.S. Government Agency - Mortgage Securities - 8.9%
Fannie Mae - 4.6%
12 month U.S. LIBOR + 1.553% 4.268% 6/1/36 (c)(e)	8,327	8,698
12 month U.S. LIBOR + 1.825% 4.95% 2/1/35 (c)(e)	185,677	195,391
12 month U.S. LIBOR + 1.900% 4.634% 7/1/37 (c)(e)	9,272	9,794
2% 8/1/31	1,456,810	1,435,802
2.5% 9/1/27 to 10/1/46	41,631,560	41,483,609
2.5% 6/1/34 (b)	7,300,000	7,304,709
2.5% 6/1/34 (b)	5,750,000	5,753,709
2.5% 6/1/34 (b)	1,850,000	1,851,193
3% 2/1/27 to 1/1/47 (b)	343,513,791	348,289,810
3% 6/1/34 (b)	18,900,000	19,176,709
3% 6/1/34 (b)	18,900,000	19,176,709
3% 6/1/34 (b)	7,800,000	7,914,197
3% 6/1/34 (b)	7,650,000	7,762,001
3% 6/1/34 (b)	13,100,000	13,291,793
3% 6/1/34 (b)	13,250,000	13,443,989
3% 6/1/34 (b)	8,600,000	8,725,910
3% 6/1/34 (b)	15,050,000	15,270,343
3% 6/1/34 (b)	25,000,000	25,366,018
3% 7/1/34 (b)	31,100,000	31,546,823
3% 7/1/34 (b)	21,000,000	21,301,713
3% 7/1/34 (b)	13,900,000	14,099,705
3% 6/1/49 (b)	2,250,000	2,259,013
3% 6/1/49 (b)	13,700,000	13,754,878
3% 6/1/49 (b)	8,600,000	8,634,449
3% 6/1/49 (b)	3,400,000	3,413,619
3% 6/1/49 (b)	31,500,000	31,626,180
3% 6/1/49 (b)	39,850,000	40,009,627
3% 6/1/49 (b)	13,200,000	13,252,875
3% 6/1/49(b)	2,650,000	2,660,615
3% 6/1/49 (b)	2,650,000	2,660,615
3% 6/1/49 (b)	6,900,000	6,927,639
3% 6/1/49 (b)	3,800,000	3,815,222
3% 6/1/49 (b)	6,350,000	6,375,436
3% 6/1/49 (b)	1,600,000	1,606,409
3% 6/1/49 (b)	5,750,000	5,773,033
3% 6/1/49 (b)	15,700,000	15,762,889
3% 6/1/49 (b)	9,700,000	9,738,855
3% 6/1/49 (b)	3,700,000	3,714,821
3% 6/1/49 (b)	11,700,000	11,746,867
3% 6/1/49 (b)	1,600,000	1,606,409
3% 6/1/49 (b)	9,700,000	9,738,855
3% 6/1/49 (b)	8,800,000	8,835,250
3% 6/1/49 (b)	14,250,000	14,307,081
3% 6/1/49 (b)	1,650,000	1,656,609
3% 7/1/49 (b)	61,850,000	62,063,927
3% 7/1/49 (b)	6,900,000	6,923,866
3% 7/1/49 (b)	6,900,000	6,923,866
3.5% 9/1/26 to 2/1/57	302,507,963	311,673,355
3.5% 5/1/49	1,969,150	2,009,456
3.5% 6/1/49 (b)	4,400,000	4,487,409
3.5% 6/1/49 (b)	4,500,000	4,589,395
3.5% 6/1/49 (b)	4,550,000	4,640,388
3.5% 6/1/49 (b)	4,500,000	4,589,395
3.5% 6/1/49 (b)	4,550,000	4,640,388
3.5% 6/1/49 (b)	41,700,000	42,528,396
3.5% 6/1/49 (b)	15,950,000	16,266,856
3.5% 6/1/49 (b)	12,300,000	12,544,347
3.5% 6/1/49 (b)	300,000	305,960
3.5% 6/1/49 (b)	300,000	305,960
3.5% 7/1/49 (b)	19,250,000	19,595,898
4% 11/1/31 to 10/1/48	296,494,743	309,154,403
4% 3/1/48	1,597,509	1,665,902
4% 6/1/49 (b)	1,600,000	1,651,493
4% 6/1/49 (b)	7,200,000	7,431,720
4% 6/1/49 (b)	12,950,000	13,366,775
4.5% 6/1/24 to 8/1/56	99,745,075	106,099,135
5% 10/1/21 to 8/1/56	54,021,192	58,639,945
5.253% 8/1/41	410,706	444,073
5.5% 7/1/30 to 9/1/41	13,193,029	14,441,536
6% 3/1/22 to 1/1/42	23,067,495	26,080,965
6.5% 2/1/36 to 8/1/39	3,362,366	3,774,854
6.532% 2/1/39	482,752	520,669

TOTAL FANNIE MAE		1,870,646,203

Freddie Mac - 1.8%
6 month U.S. LIBOR + 2.286% 5.015% 10/1/35 (c)(e)	7,120	7,404
2% 1/1/32	2,408,496	2,375,323
2.5% 3/1/28 to 2/1/43	8,020,415	8,046,436
3% 10/1/28 to 1/1/47	156,887,967	158,962,822
3.5% 8/1/26 to 5/1/49 (f)(g)	298,693,359	308,158,625
3.5% 8/1/47	12,746,128	13,118,967
4% 6/1/33 to 7/1/48	152,010,330	158,880,255
4.5% 7/1/25 to 12/1/48	57,108,546	60,660,484
5% 10/1/33 to 12/1/47	9,035,274	9,766,710
5.5% 3/1/34 to 6/1/41	5,255,431	5,846,662
6% 7/1/37 to 9/1/38	225,994	257,266
6.5% 9/1/39	630,010	725,830

TOTAL FREDDIE MAC		726,806,784

Ginnie Mae - 2.5%
3.5% 9/20/40 to 9/20/48	228,707,011	235,901,694
4.5% 5/15/39 to 3/20/48	89,811,394	94,676,006
5.5% 6/15/36 to 3/20/41	248,718	276,717
2.5% 12/20/46	1,212,909	1,206,473
3% 8/20/42 to 6/20/48	176,757,380	179,739,829
3% 6/1/49 (b)	54,200,000	55,014,463
3% 6/1/49 (b)	37,300,000	37,860,507
3% 6/1/49 (b)	9,800,000	9,947,265
3% 6/1/49 (b)	39,500,000	40,093,567
3.5% 6/1/49 (b)	575,000	591,045
3.5% 6/1/49 (b)	20,750,000	21,329,025
3.5% 6/1/49 (b)	7,400,000	7,606,496
3.5% 6/1/49 (b)	6,400,000	6,578,591
3.5% 6/1/49 (b)	6,450,000	6,629,986
3.5% 6/1/49 (b)	5,425,000	5,576,384
3.5% 6/1/49 (b)	4,875,000	5,011,036
3.5% 6/1/49 (b)	5,400,000	5,550,686
3.5% 6/1/49 (b)	1,100,000	1,130,695
3.5% 6/1/49 (b)	33,200,000	34,126,439
3.5% 7/1/49 (b)	37,450,000	38,450,617
3.5% 7/1/49 (b)	700,000	718,703
4% 5/20/40 to 5/20/49	127,749,488	133,542,362
4% 6/1/49 (b)	1,010,000	1,044,731
4% 6/1/49 (b)	72,610,000	75,106,833
5% 6/20/34 to 9/20/46	9,511,763	10,272,241

TOTAL GINNIE MAE		1,007,982,391

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,580,663,872)		3,605,435,378

Asset-Backed Securities - 0.6%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (d)	$5,203,606	$5,229,529
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.32% 7/22/32 (c)(d)(e)	8,486,000	8,486,000
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.7898% 10/25/35 (c)(e)	2,317,043	2,307,271
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (d)	9,338,604	9,609,973
Class AA, 2.487% 12/16/41 (d)	1,957,125	1,939,384
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.4303% 7/25/29 (c)(e)	1,111,787	1,116,997
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (d)	682,683	682,279
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)	8,840,396	8,958,283
Class B, 5.095% 4/15/39 (d)	3,032,156	3,094,099
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (d)	8,308,222	8,464,051
Cedar Funding Ltd. Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.8749% 5/29/32 (c)(d)(e)	4,370,000	4,370,000
Chase Issuance Trust Series 2012-A7 Class A7, 2.16% 9/15/24	800,000	800,090
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.836% 10/25/37 (c)(d)(e)	3,011,994	3,046,777
Citibank Credit Card Issuance Trust:
Series 2018-A3 Class A3, 3.29% 5/23/25	700,000	727,892
Series 2018-A6 Class A6, 3.21% 12/7/24	2,400,000	2,480,773
Series 2018-A7 Class A7, 3.96% 10/13/30	2,200,000	2,412,294
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.9374% 9/28/30 (c)(e)	1,116,098	1,114,927
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (d)	1,935,504	1,941,434
Consumer Loan Underlying Bond Credit Trust Series 2018-P3 Class A, 3.82% 1/15/26 (d)	12,837,643	12,932,939
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.6798% 3/25/32 (c)(e)	4,144	4,221
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (d)	4,261,110	4,366,700
Class A2II, 4.03% 11/20/47 (d)	7,202,320	7,418,678
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.8768% 4/15/29 (c)(d)(e)	10,300,000	10,345,258
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.33% 5/15/32 (b)(c)(d)(e)	7,149,000	7,149,000
Finance of America Structured Securities Trust Series 2018-HB1 Class A, 3.3751% 9/25/28 (d)	2,568,817	2,565,328
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.2548% 3/25/34 (c)(e)	318	296
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	5,435,000	5,791,349
GCO Education Loan Funding Trust Series 2006-1 Class A9L, 3 month U.S. LIBOR + 0.160% 2.811% 5/25/26 (c)(e)	665,327	663,096
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.6196% 11/15/34 (c)(d)(e)	37,431	36,836
Class B, 1 month U.S. LIBOR + 0.280% 2.7196% 11/15/34 (c)(d)(e)	13,539	13,308
Class C, 1 month U.S. LIBOR + 0.380% 2.8196% 11/15/34 (c)(d)(e)	22,498	21,516
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (d)	2,995,079	2,981,754
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 3.1014% 4/10/31 (c)(d)(e)	2,203,648	2,206,237
Home Equity Asset Trust Series 2006-1 Class M1, 1 month U.S. LIBOR + 0.440% 2.8698% 4/25/36 (c)(e)	1,520,260	1,518,889
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)	3,910,256	4,039,680
JPMorgan Mtg Acquisition Corp. Series 2005-FRE1 Class A2V3, 1 month U.S. LIBOR + 0.330% 3.0604% 10/25/35 (c)(e)	5,057,242	4,997,689
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 1.22% 1/20/29 (c)(d)(e)	3,469,000	3,469,000
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.3% 7/15/32 (b)(c)(d)(e)	8,529,000	8,529,000
Magnetite CLO Ltd. Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.9086% 4/20/30 (c)(d)(e)	7,784,000	7,788,087
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (d)	4,288,544	4,426,299
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (d)	2,499,832	2,500,435
Series 2018-3A Class A 3.5545% 11/25/28 (d)	7,995,932	7,972,896
Navient Student Loan Trust Series 2015-2 Class A2, 1 month U.S. LIBOR + 0.420% 2.8498% 8/27/29 (c)(e)	1,319,696	1,319,787
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 3.0598% 9/25/23 (c)(d)(e)	11,000,000	11,022,417
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.9398% 9/25/35 (c)(e)	137,785	137,236
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.3% 7/17/32 (b)(c)(d)(e)	8,530,000	8,530,000
OneMain Financial Issuance Trust Series 2016-2A Class A, 4.1% 3/20/28 (d)	82,972	83,022
Prosper Marketplace Issuance Trust:
Series 2018-1A Class A, 3.11% 6/17/24 (d)	728,371	728,516
Series 2018-2A Class A, 3.35% 10/15/24 (d)	3,087,327	3,095,148
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 3.0809% 12/15/27 (c)(d)(e)	3,871,705	3,865,877
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.2898% 9/25/34 (c)(e)	3,983	3,794
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (d)	8,492,381	8,648,969
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (d)	7,398,214	7,656,170
Series 2018-6 Class A1A, 3.75% 3/25/58 (d)	6,504,438	6,663,796
Series 2019-1 Class A1, 3.75% 3/25/58 (d)	2,401,087	2,488,531
Upgrade Receivables Trust Series 2019-1A Class A, 3.48% 3/15/25 (d)	3,147,834	3,156,127
Verde CLO Ltd. Series 2019-1A Class A, 3.9137% 4/15/32 (c)(d)	8,662,000	8,657,123
TOTAL ASSET-BACKED SECURITIES
(Cost $231,940,168)		234,577,057

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.1%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.6166% 6/27/36 (c)(d)(e)	953,786	934,885
BCAP LLC Trust sequential payer:
Series 2010-RR2 Class 5A2, 5% 12/26/36 (d)	778,184	797,676
Series 2012-RR5 Class 8A5, 2.6805% 7/26/36 (c)(d)	180,794	177,494
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.8238% 1/25/37 (c)(d)	231,675	235,969
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (d)	904,932	908,904
CSMC floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.0554% 5/27/37 (c)(d)(e)	689,771	665,349
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (c)(d)	2,217,394	2,206,056
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.9706% 8/25/60 (d)(e)	7,037,263	7,022,421
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 3.0168% 10/15/54 (c)(d)(e)	8,505,000	8,501,845
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.6934% 6/21/36 (c)(d)(e)	392,721	390,407
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 3.2948% 12/22/69 (c)(d)(e)	5,089,000	5,097,565
Series 2019-2A Class 1A, 0.67% 12/22/69 (d)(h)	5,800,000	5,800,000
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.6466% 2/25/37 (c)(e)	16,513	16,409
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.7198% 7/25/35 (c)(e)	20,536	20,522
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.9768% 7/15/58 (c)(d)(e)	10,927,000	10,914,991
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (c)(e)	1,996	1,961
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 3.0698% 9/25/43 (c)(e)	3,003,687	3,014,310
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 4.0884% 6/27/36 (c)(d)	6,664	6,645
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (d)	892,606	887,818

TOTAL PRIVATE SPONSOR		47,601,227

U.S. Government Agency - 0.2%
Fannie Mae:
planned amortization class Series 2012-149:
Class DA, 1.75% 1/25/43	1,529,650	1,496,487
Class GA, 1.75% 6/25/42	1,572,583	1,542,013
Series 2005-79 Class ZC, 5.9% 9/25/35	303,113	343,933
Series 2007-75 Class JI, 6.545% - 1 month U.S. LIBOR 4.1153% 8/25/37 (c)(i)(j)	1,258,171	233,055
Series 2010-135 Class ZA, 4.5% 12/25/40	1,017,704	1,110,160
Series 2010-150 Class ZC, 4.75% 1/25/41	1,076,853	1,193,396
Series 2010-95 Class ZC, 5% 9/25/40	2,238,246	2,494,321
Series 2011-4 Class PZ, 5% 2/25/41	482,055	550,049
Series 2012-100 Class WI, 3% 9/25/27 (i)	837,009	69,204
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.2203% 12/25/30 (c)(i)(j)	295,504	30,140
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.1203% 6/25/41 (c)(i)(j)	377,664	45,568
Series 2013-133 Class IB, 3% 4/25/32 (i)	582,506	44,507
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.6203% 1/25/44 (c)(i)(j)	309,314	49,301
Series 2013-51 Class GI, 3% 10/25/32 (i)	1,042,971	91,210
Series 2015-42 Class IL, 6% 6/25/45 (i)	1,317,032	287,632
Series 2015-70 Class JC, 3% 10/25/45	1,061,272	1,082,326
Series 2017-30 Class AI, 5.5% 5/25/47	696,775	143,684
Freddie Mac:
planned amortization class Series 4135 Class AB, 1.75% 6/15/42	1,192,806	1,167,723
sequential payer Series 3871 Class KB, 5.5% 6/15/41	855,732	974,774
Series 2017-4683 Class LM, 3% 5/15/47	1,427,755	1,442,672
Series 2933 Class ZM, 5.75% 2/15/35	611,216	704,884
Series 2996 Class ZD, 5.5% 6/15/35	419,306	477,256
Series 3237 Class C, 5.5% 11/15/36	615,474	689,530
Series 3955 Class YI, 3% 11/15/21 (i)	133,945	3,336
Series 3980 Class EP, 5% 1/15/42	3,963,203	4,315,426
Series 4055 Class BI, 3.5% 5/15/31 (i)	519,835	43,922
Series 4149 Class IO, 3% 1/15/33 (i)	470,460	55,222
Series 4314 Class AI, 5% 3/15/34 (i)	175,289	15,204
Series 4427 Class LI, 3.5% 2/15/34 (i)	931,579	99,102
Series 4471 Class PA 4% 12/15/40	1,061,845	1,092,966
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,071,031	1,133,775
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2017-1 Class MA, 3% 1/25/56	3,654,335	3,700,502
Series 2018-2 Class MA, 3.5% 11/25/57	932,133	961,591
Series 2018-3 Class MA, 3.5% 8/25/57	17,241,194	17,624,890
Series 2018-4 Class MA, 3.5% 3/25/58	4,548,925	4,678,683
Series 2019-1 Class MA, 3.5% 7/25/58	7,810,584	8,091,023
Series 2018-3 Class M55D, 4% 8/25/57	3,553,762	3,701,527
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.8734% 12/20/60 (c)(e)(k)	1,150,581	1,147,125
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 3.0434% 9/20/61 (c)(e)(k)	5,534,016	5,542,180
Series 2012-H18 Class NA, 1 month U.S. LIBOR + 0.520% 3.0134% 8/20/62 (c)(e)(k)	1,154,049	1,154,441
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1434% 5/20/61 (c)(e)(k)	34,955	35,037
Series 2013-H19 Class FC, 1 month U.S. LIBOR + 0.600% 3.0934% 8/20/63 (c)(e)(k)	3,337,935	3,344,973
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.1187% 12/20/40 (c)(j)	1,187,000	1,362,735
Series 2017-134 Class BA, 2.5% 11/20/46	1,554,209	1,553,166
sequential payer:
Series 2010-160 Class DY, 4% 12/20/40	2,903,086	3,108,722
Series 2010-170 Class B, 4% 12/20/40	654,301	700,667
Series 2010-116 Class QB, 4% 9/16/40	4,597,127	4,774,378
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.5124% 2/16/40 (c)(i)(j)	669,258	98,133
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.6594% 7/20/41 (c)(i)(j)	214,204	36,360
Series 2013-149 Class MA, 2.5% 5/20/40	3,429,247	3,439,069
Series 2015-H13 Class HA, 2.5% 8/20/64 (k)	2,019,139	2,013,723
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)	1,626,841	1,622,467
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.76% 8/20/66 (c)(e)(k)	4,067,557	4,075,983

TOTAL U.S. GOVERNMENT AGENCY		95,790,153

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $142,248,740)		143,391,380

Commercial Mortgage Securities - 0.8%
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP Class A, 3.3228% 9/10/28 (d)	4,042,127	4,070,881
Series 2018-C2 Class A5, 4.314% 12/15/51	3,700,000	4,099,841
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.400% 2.8298% 11/25/35 (c)(d)(e)	27,836	26,886
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.8198% 1/25/36 (c)(d)(e)	68,743	66,472
Class M1, 1 month U.S. LIBOR + 0.450% 2.8798% 1/25/36 (c)(d)(e)	22,188	21,391
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.270% 2.6998% 12/25/36 (c)(d)(e)	176,641	169,912
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.6998% 3/25/37 (c)(d)(e)	42,491	40,121
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.6998% 7/25/37 (c)(d)(e)	123,260	117,102
Class A2, 1 month U.S. LIBOR + 0.320% 2.7498% 7/25/37 (c)(d)(e)	115,404	108,586
Class M1, 1 month U.S. LIBOR + 0.370% 2.7998% 7/25/37 (c)(d)(e)	39,281	36,319
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.7198% 7/25/37 (c)(d)(e)	42,110	39,743
Class M1, 1 month U.S. LIBOR + 0.310% 2.7398% 7/25/37 (c)(d)(e)	22,316	21,107
Class M2, 1 month U.S. LIBOR + 0.340% 2.7698% 7/25/37 (c)(d)(e)	23,869	22,381
Class M3, 1 month U.S. LIBOR + 0.370% 2.7998% 7/25/37 (c)(d)(e)	38,228	35,115
Class M4, 1 month U.S. LIBOR + 0.500% 2.9298% 7/25/37 (c)(d)(e)	60,351	54,663
Class M5, 1 month U.S. LIBOR + 0.600% 3.0298% 7/25/37 (c)(d)(e)	23,948	28,301
Benchmark Commercial Mortgage Trust Series 2018-B3 Class A3, 3.746% 4/10/51	1,700,000	1,786,122
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/52	7,593,000	8,382,768
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 5.0646% 9/15/37 (c)(d)(e)	2,530,703	2,504,146
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.2396% 11/15/35 (c)(d)(e)	3,148,604	3,153,334
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.8% 4/15/34 (c)(d)(e)	4,464,000	4,470,995
Class C, 1 month U.S. LIBOR + 1.600% 4.1% 4/15/34 (c)(d)(e)	2,952,000	2,958,472
Class D, 1 month U.S. LIBOR + 1.900% 4.4% 4/15/34 (c)(d)(e)	3,099,000	3,107,748
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.5% 4/15/34 (c)(d)(e)	6,200,000	6,205,829
CD Commercial Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/50	2,500,000	2,547,361
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-GC37 Class A3, 3.05% 4/10/49	4,000,000	4,071,075
Series 2015-GC29 Class XA, 1.1045% 4/10/48 (c)(i)	37,309,076	1,699,055
Series 2015-GC33 Class XA, 0.9301% 9/10/58 (c)(i)	19,409,256	871,577
Series 2016-C2 Class A3, 2.575% 8/10/49	2,800,000	2,765,416
Series 2016-GC36 Class A4, 3.349% 2/10/49	2,500,000	2,580,213
Series 2016-P6 Class XA, 0.8084% 12/10/49 (c)(i)	17,554,474	665,137
Series 2018-C6 Class A4, 4.412% 11/10/51	4,505,000	5,038,160
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (d)	1,700,000	1,735,694
Series 2015-DC1 Class A5, 3.35% 2/10/48	3,800,000	3,912,833
Series 2014-CR17 Class XA, 1.0161% 5/10/47 (c)(i)	19,736,719	810,354
Series 2014-CR19 Class XA, 1.129% 8/10/47 (c)(i)	27,792,765	1,108,492
Series 2014-CR20 Class XA, 1.1078% 11/10/47 (c)(i)	20,712,944	866,402
Series 2014-LC17 Class XA, 0.8851% 10/10/47 (c)(i)	54,924,627	1,416,479
Series 2014-UBS4 Class XA, 1.1579% 8/10/47 (c)(i)	22,397,110	984,655
Series 2014-UBS6:
Class A5, 3.644% 12/10/47	3,900,000	4,088,728
Class XA, 0.9401% 12/10/47 (c)(i)	11,835,702	443,103
Series 2015-CR23 Class A3, 3.23% 5/10/48	2,500,000	2,573,551
Series 2015-CR24 Class A4, 3.432% 8/10/48	1,500,000	1,555,025
Series 2015-DC1 Class XA, 1.1255% 2/10/48 (c)(i)	31,044,845	1,268,492
Series 2015-PC1 Class A4, 3.62% 7/10/50	1,900,000	1,985,632
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 3.3196% 12/15/31 (c)(d)(e)	2,583,000	2,587,250
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 3.443% 5/15/36 (c)(d)(e)	6,600,000	6,600,000
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)	5,008,000	5,275,114
Class B, 4.5349% 4/15/36 (d)	1,543,000	1,622,813
Class C, 4.782% 4/15/36 (d)	1,033,000	1,077,666
Class D, 4.782% 4/15/36 (d)	2,066,000	2,116,901
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A4, 3.21% 11/15/49	2,800,000	2,850,119
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	3,700,000	4,119,511
Fannie Mae:
Series 2017-M1 Class A2, 2.4154% 10/25/26 (c)	2,300,000	2,270,907
Series 2017-T1 Class A, 2.898% 6/25/27	9,577,005	9,674,877
Freddie Mac:
sequential payer:
Series 2018-K083 Class AM, 4.03% 10/25/28	1,150,000	1,269,542
Series K069 Class A2, 3.187% 9/25/27	3,300,000	3,439,986
Series K155 Class A1, 3.75% 11/25/29	213,480	229,526
Series K076:
Class A2, 3.9% 4/25/28	4,800,000	5,263,078
Class AM, 3.9% 4/25/28	2,125,000	2,315,803
Series K077:
Class A2, 3.85% 5/25/28	3,200,000	3,503,478
Class AM, 3.85% 5/25/28	660,000	719,202
Series K083 Class A2, 4.05% 9/25/28	2,875,000	3,192,258
Series K734 Class A2, 3.208% 2/25/51	3,800,000	3,961,705
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX, 3.2349% 12/15/34 (d)	2,300,000	2,297,368
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.8896% 9/15/31 (c)(d)(e)	10,575,000	10,553,090
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.5296% 10/15/31 (c)(d)(e)	4,013,000	4,011,731
sequential payer:
Series 2015-GC28 Class AAB, 3.206% 2/10/48	1,000,000	1,022,952
Series 2015-GC32 Class A4, 3.764% 7/10/48	5,700,000	6,029,620
Series 2013-GC12 Class XA, 1.4252% 6/10/46 (c)(i)	5,535,873	255,494
Series 2015-GC30 Class A3, 3.119% 5/10/50	2,000,000	2,039,341
Series 2015-GC34 Class XA, 1.3285% 10/10/48 (c)(i)	6,111,808	383,704
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-COR4 Class A3, 3.7629% 3/10/52	5,400,000	5,708,879
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21:
Class A3, 3.4353% 8/15/47	1,638,512	1,656,869
Class A5, 3.7748% 8/15/47	9,000,000	9,464,523
Series 2014-C19 Class XA, 0.7991% 4/15/47 (c)(i)	3,639,207	86,130
Series 2015-C30 Class A4, 3.5508% 7/15/48	1,900,000	1,983,277
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB19 Class B, 5.8156% 2/12/49 (c)	21,686	6,072
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)	2,700,000	2,877,818
Class CFX, 4.9498% 7/5/33 (d)	919,000	972,145
Class DFX, 5.3503% 7/5/33 (d)	1,414,000	1,499,189
Class EFX, 5.5422% 7/5/33 (d)	1,934,000	2,041,490
Class XAFX, 1.116% 7/5/33 (c)(d)(i)	10,000,000	432,612
Morgan Stanley BAML Trust:
sequential payer:
Series 2014-C16 Class A3, 3.592% 6/15/47	2,600,000	2,616,334
Series 2015-C21 Class A3, 3.077% 3/15/48	3,900,000	3,972,851
Series 2014-C17 Class A2, 3.119% 8/15/47	126,280	126,133
Series 2015-C25:
Class A4, 3.372% 10/15/48	2,800,000	2,898,237
Class XA, 1.1102% 10/15/48 (c)(i)	10,994,219	574,833
Series 2015-C26 Class A4, 3.252% 10/15/48	3,200,000	3,286,394
Series 2016-C32 Class A3, 3.459% 12/15/49	5,100,000	5,305,533
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 3.2896% 8/15/33 (c)(d)(e)	7,150,000	7,123,077
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 3.3896% 3/15/34 (c)(d)(e)	3,470,000	3,469,993
Series 2015-UBS8 Class A3, 3.54% 12/15/48	3,000,000	3,135,665
Series 2016-UB12 Class A3, 3.337% 12/15/49	2,000,000	2,064,123
Series 2018-H4 Class A4, 4.31% 12/15/51	14,123,000	15,654,774
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (c)(d)	4,280,835	4,253,840
Class B, 4.181% 11/15/34 (d)	1,796,900	1,794,492
Class C, 5.205% 11/15/34 (d)	1,260,550	1,271,195
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 3.5896% 3/15/36 (c)(d)(e)	7,690,415	7,693,132
Class B, 1 month U.S. LIBOR + 1.550% 3.9896% 3/15/36 (c)(d)(e)	3,800,000	3,803,764
Class C, 1 month U.S. LIBOR + 2.100% 4.5396% 3/15/36 (c)(d)(e)	6,831,000	6,846,396
UBS Commercial Mortgage Trust:
Series 2017-C1 Class A3, 3.283% 11/15/50	5,500,000	5,648,802
Series 2017-C7 Class XA, 1.0654% 12/15/50 (c)(i)	17,687,964	1,196,890
Series 2018-C11 Class A3, 4.3124% 6/15/51	4,100,000	4,428,938
Series 2018-C13 Class A3, 4.0694% 10/15/51	6,000,000	6,514,870
Series 2018-C9 Class ASB, 4.09% 3/15/51	3,300,000	3,563,819
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.2414% 4/10/46 (c)(d)(e)	5,423,000	5,483,938
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	6,200,000	6,349,154
Series 2015-C31 Class XA, 1.0306% 11/15/48 (c)(i)	7,318,711	391,162
Series 2017-C42 Class XA, 0.8951% 12/15/50 (c)(i)	35,786,353	2,247,340
Series 2018-C46 Class XA, 0.9479% 8/15/51 (c)(i)	13,145,166	800,568
Series 2018-C48 Class A5, 4.302% 1/15/52	9,190,000	10,168,801
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 3.1524% 6/15/46 (c)(d)(e)	5,435,097	5,436,147
Series 2014-C24 Class XA, 0.868% 11/15/47 (c)(i)	6,984,397	237,685
Series 2014-C25 Class A5, 3.631% 11/15/47	6,087,000	6,373,047
Series 2014-LC14 Class XA, 1.2295% 3/15/47 (c)(i)	10,336,531	459,057
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $326,877,960)		335,118,693

Municipal Securities - 0.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49	3,470,000	5,135,669
California Gen. Oblig. Series 2009, 7.5% 4/1/34	630,000	939,330
Chicago O'Hare Int'l. Arpt. Rev. Series 2018 C, 4.472% 1/1/49	910,000	1,061,224
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2010 B, 5.844% 11/1/50	45,000	63,886
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	94,169
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	7,660,000	7,923,198
5.1% 6/1/33	22,090,000	22,791,799
Series 2010-1, 6.63% 2/1/35	3,845,000	4,358,154
Series 2010-3:
6.725% 4/1/35	2,510,000	2,860,773
7.35% 7/1/35	4,655,000	5,490,898
Series 2010-5, 6.2% 7/1/21	1,437,000	1,482,740
Series 2013, 3.6% 12/1/19	2,105,000	2,108,849
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39	190,000	252,312
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2009 B, 5.888% 7/1/43	50,000	66,088
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	193,910
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40	1,265,000	1,945,216
Series 2010 A, 7.102% 1/1/41	1,675,000	2,504,092
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	25,000	35,053
New York City Transitional Fin. Auth. Rev. Series 2010 C2, 5.767% 8/1/36	900,000	1,114,713
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	365,000	454,940
Series 2011 A, 4.8% 6/1/11	1,528,000	1,842,967
Port Auth. of New York & New Jersey 174th Series, 4.458% 10/1/62	390,000	460,516
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	750,000	918,653
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	60,000	80,099
TOTAL MUNICIPAL SECURITIES
(Cost $61,051,722)		64,179,248

Foreign Government and Government Agency Obligations - 0.0%
Chilean Republic 3.875% 8/5/20	$800,000	$815,052
Colombian Republic 5% 6/15/45	965,000	1,008,425
Indonesian Republic 3.5% 1/11/28	1,405,000	1,383,925
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	180,000	205,985
4% 6/30/22	1,700,000	1,777,911
Panamanian Republic 4.5% 4/16/50	400,000	428,278
Province of Quebec yankee 7.125% 2/9/24	1,830,000	2,206,413
United Mexican States 4.75% 3/8/44	4,030,000	3,993,549
Uruguay Republic 4.975% 4/20/55	455,000	479,343
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,415,883)		12,298,881

Bank Notes - 0.1%
Capital One NA 2.95% 7/23/21	5,551,000	5,589,976
Discover Bank:
(Delaware) 3.2% 8/9/21	$6,369,000	$6,432,649
3.1% 6/4/20	6,744,000	6,764,841
3.45% 7/27/26	435,000	430,474
4.682% 8/9/28 (c)	3,503,000	3,568,856
8.7% 11/18/19	357,000	366,283
KeyBank NA:
2.25% 3/16/20	505,000	503,609
3.9% 4/13/29	2,005,000	2,086,622
SunTrust Bank 4.05% 11/3/25	595,000	633,845
Synchrony Bank 3.65% 5/24/21	5,843,000	5,920,463
U.S. Bank NA 2.65% 5/23/22	1,500,000	1,510,608
TOTAL BANK NOTES
(Cost $33,393,489)		33,808,226
	Shares	Value

Fixed-Income Funds - 77.1%
Bank Loan Funds - 0.6%
Eaton Vance Floating-Rate Fund - Advisers Class	27,865,715	$247,726,207
High Yield Fixed-Income Funds - 0.2%
Stone Harbor Emerging Markets Debt Fund	8,130,709	79,111,803
Inflation-Protected Bond Funds - 0.0%
Fidelity Inflation-Protected Bond Index Fund (l)	413,570	4,127,433
Intermediate Government Funds - 6.8%
Fidelity SAI U.S. Treasury Bond Index Fund (l)	260,052,999	2,597,929,464
iShares 3-7 Year Treasury Bond ETF	1,237,725	154,591,853

TOTAL INTERMEDIATE GOVERNMENT FUNDS		2,752,521,317

Intermediate-Term Bond Funds - 69.5%
Baird Short-Term Bond Fund - Institutional Class	49,617,264	559,186,567
DoubleLine Total Return Bond Fund Class N	105,883,517	1,125,541,781
Fidelity SAI Total Bond Fund (l)	632,417,641	6,608,764,349
Fidelity Sustainability Bond Index Fund (l)	2,301,164	23,863,066
Fidelity U.S. Bond Index Fund (l)	21,034,499	245,682,943
iShares Core U.S. Aggregate Bond ETF	4,728,246	521,998,358
John Hancock Bond Fund Class A	6,361,097	100,696,168
Metropolitan West Total Return Bond Fund Class M	180,480,264	1,947,382,045
PIMCO Income Fund Institutional Class	109,158,904	1,315,364,793
PIMCO Mortgage Opportunities Fund Institutional Class	77,570,643	843,968,599
PIMCO Total Return Fund Institutional Class	674,648,473	6,928,639,803
Prudential Total Return Bond Fund Class A	132,873,000	1,943,931,996
Voya Intermediate Bond Fund Class I	101,079,347	1,026,966,169
Western Asset Core Bond Fund Class I	143,420,011	1,827,170,941
Western Asset Core Plus Bond Fund Class I	268,732,340	3,144,168,377

TOTAL INTERMEDIATE-TERM BOND FUNDS		28,163,325,955

TOTAL FIXED-INCOME FUNDS
(Cost $30,881,215,320)		31,246,812,715
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Bank of Nova Scotia 4.65% (c)(m)	10,000,000	9,300,000
Barclays Bank PLC 7.625% 11/21/22	27,412,000	29,741,198
TOTAL PREFERRED SECURITIES
(Cost $40,768,943)		39,041,198
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund 2.41% (n)	87,496,683	87,514,182
State Street Institutional U.S. Government Money Market Fund Premier Class 2.32% (o)	37,927,647	37,927,647
TOTAL MONEY MARKET FUNDS
(Cost $125,437,579)		125,441,829

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.605% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	5,300,000	$97,691
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.61% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	18,100,000	331,361
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.643% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/22/22	16,000,000	279,822
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	4,500,000	87,312
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	9,000,000	154,582
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.5675% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	3,000,000	56,325
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.63% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	14,300,000	254,861
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	9,000,000	155,656

TOTAL PUT OPTIONS			1,417,610

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.605% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	5,300,000	243,037
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.61% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	18,100,000	833,360
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.643% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/22/22	16,000,000	758,819
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	4,500,000	194,632
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	9,000,000	429,431
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.5675% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/4/22	3,000,000	133,064
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.63% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	14,300,000	671,146
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	9,000,000	427,143

TOTAL CALL OPTIONS			3,690,632

TOTAL PURCHASED SWAPTIONS
(Cost $4,304,546)			5,108,242
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $40,978,592,416)			41,554,521,386
NET OTHER ASSETS (LIABILITIES) - (2.5)%			(1,012,921,626)
NET ASSETS - 100%			$40,541,599,760

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 6/1/34	$(18,900,000)	$(19,176,709)
3% 6/1/34	(18,900,000)	(19,176,709)
3% 6/1/34	(7,800,000)	(7,914,197)
3% 6/1/34	(9,350,000)	(9,486,891)
3% 6/1/34	(1,850,000)	(1,877,085)
3% 6/1/34	(1,400,000)	(1,420,497)
3% 6/1/34	(300,000)	(304,392)
3% 6/1/34	(9,600,000)	(9,740,551)
3% 6/1/34	(4,800,000)	(4,870,275)
3% 6/1/34	(1,700,000)	(1,724,889)
3% 6/1/34	(700,000)	(710,248)
3% 6/1/34	(600,000)	(608,784)
3% 6/1/34	(1,000,000)	(1,014,641)
3% 6/1/34	(300,000)	(304,392)
3% 6/1/34	(1,100,000)	(1,116,105)
3% 6/1/34	(3,900,000)	(3,957,099)
3% 6/1/34	(2,150,000)	(2,181,478)
3% 6/1/34	(6,050,000)	(6,138,576)
3% 6/1/34	(31,100,000)	(31,555,326)
3% 6/1/34	(21,000,000)	(21,307,455)
3% 6/1/34	(13,900,000)	(14,103,506)
3% 6/1/49	(47,150,000)	(47,338,869)
3% 6/1/49	(32,450,000)	(32,579,985)
3% 6/1/49	(61,850,000)	(62,097,753)
3% 6/1/49	(36,000,000)	(36,144,205)
3% 6/1/49	(2,000,000)	(2,008,011)
3% 6/1/49	(1,000,000)	(1,004,006)
3% 6/1/49	(2,100,000)	(2,108,412)
3% 6/1/49	(1,000,000)	(1,004,006)
3% 6/1/49	(800,000)	(803,205)
3% 6/1/49	(6,900,000)	(6,927,639)
3% 6/1/49	(1,600,000)	(1,606,409)
3% 6/1/49	(9,700,000)	(9,738,855)
3% 6/1/49	(8,800,000)	(8,835,250)
3% 6/1/49	(14,250,000)	(14,307,081)
3% 6/1/49	(1,650,000)	(1,656,609)
3% 7/1/49	(6,900,000)	(6,923,866)
3% 7/1/49	(6,900,000)	(6,923,866)
3.5% 6/1/49	(300,000)	(305,960)
3.5% 6/1/49	(20,300,000)	(20,703,272)
3.5% 6/1/49	(2,200,000)	(2,243,704)
3.5% 6/1/49	(4,800,000)	(4,895,355)
3.5% 6/1/49	(2,500,000)	(2,549,664)
3.5% 6/1/49	(6,200,000)	(6,323,167)
3.5% 6/1/49	(19,250,000)	(19,632,413)
3.5% 6/1/49	(4,925,000)	(5,022,838)
3.5% 6/1/49	(4,450,000)	(4,538,402)
3.5% 6/1/49	(4,925,000)	(5,022,838)
3.5% 6/1/49	(800,000)	(815,892)
4% 6/1/49	(1,600,000)	(1,651,493)
4% 6/1/49	(1,600,000)	(1,651,493)
4% 6/1/49	(18,550,000)	(19,147,002)
4% 6/1/49	(1,000,000)	(1,032,183)
4% 6/1/49	(5,000,000)	(5,160,917)
4.5% 6/1/49	(750,000)	(783,550)
4.5% 6/1/49	(1,100,000)	(1,149,207)
4.5% 6/1/49	(2,050,000)	(2,141,703)
4.5% 6/1/49	(50,000)	(52,237)
4.5% 6/1/49	(50,000)	(52,237)

TOTAL FANNIE MAE		(505,573,359)

Ginnie Mae
3% 6/1/49	(10,000,000)	(10,150,270)
3% 6/1/49	(2,000,000)	(2,030,054)
3% 6/1/49	(2,100,000)	(2,131,557)
3% 6/1/49	(3,600,000)	(3,654,097)
3% 6/1/49	(9,900,000)	(10,048,767)
3.5% 6/1/49	(37,450,000)	(38,495,035)
3.5% 6/1/49	(700,000)	(719,533)
4% 6/1/49	(4,200,000)	(4,344,425)

TOTAL GINNIE MAE		(71,573,738)

TOTAL TBA SALE COMMITMENTS
(Proceeds $572,621,080)		$(577,147,097)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	2	Sept. 2019	$351,563	$7,464	$7,464
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	407	Sept. 2019	51,587,250	(357,520)	(357,520)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	163	Sept. 2019	34,991,516	(204,069)	(204,069)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	467	Sept. 2019	54,810,477	(657,658)	(657,658)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	148	Sept. 2019	20,208,938	(391,171)	(391,171)
TOTAL SOLD					(1,610,418)
TOTAL FUTURES CONTRACTS					$(1,602,954)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Swaps

Underlying Reference	Rating	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$4,369,000	$17,324	$(31,390)	$(14,066)
CMBX N.A. AAA Index Series 11		Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	4,500,000	17,844	(5,157)	12,687
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	5,441,000	21,575	(39,090)	(17,515)
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	9,000,000	35,688	(31,813)	3,875
CMBX N.A. AAA Index Series 11		Nov. 2054	Credit Suisse International	(0.5%)	Monthly	6,000,000	23,792	(951)	22,841
CMBX N.A. AAA Index Series 11		Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	3,560,000	14,116	(24,297)	(10,181)

TOTAL CREDIT DEFAULT SWAPS							$130,339	$(132,698)	$(2,359)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR%(3)	Quarterly	3%	Semi - annual	LCH	Jun. 2029	$4,247,000	$(84,663)	$0	$(84,663)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $596,072,209 or 1.5% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,068,761.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $172,680.

 (h) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Affiliated Fund

 (m) Security is perpetual in nature with no stated maturity date.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$897,923
Fidelity Securities Lending Cash Central Fund	11,086
Total	$909,009

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$225,416,281	$122,405	$225,213,669	$122,863	$811,218	$2,991,198	$4,127,433
Fidelity SAI Total Bond Fund	6,465,621,313	55,638,009	83,894,629	55,637,978	1,205,826	170,193,830	6,608,764,349
Fidelity SAI U.S. Treasury Bond Index Fund	1,277,017,459	1,782,808,349	550,153,318	15,367,791	5,653,021	82,603,953	2,597,929,464
Fidelity Sustainability Bond Index Fund	23,027,435	171,628	--	171,628	--	664,003	23,863,066
Fidelity U.S. Bond Index Fund	193,744,006	144,275,516	100,000,000	2,010,466	931,169	6,732,252	245,682,943
Total	$8,184,826,494	$1,983,015,907	$959,261,616	$73,310,726	$8,601,234	$263,185,236	$9,480,367,255

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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